Document and Entity Information	May 11, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 12, 2021, Alexion Pharmaceuticals, Inc. (the “Company”) filed a current report on Form 8-K (the “Original Filing”), reporting the results of the matters submitted to a vote of the Company’s stockholders at special meeting of stockholders. This current report is being filed to present updated voting results that correct immaterial errors in the Original Filing.
Document Period End Date	May 11, 2021
Entity Registrant Name	ALEXION PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-27756
Entity Tax Identification Number	13-3648318
Entity Address, Address Line One	121 Seaport Boulevard
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	475
Local Phone Number	230-2596
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000899866
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ALXN
Security Exchange Name	NASDAQ